UNAUDITED CONDENSED STATEMENTS OF OPERATIONS (Parenthetical) - Class B Ordinary shares - shares	Jun. 30, 2022	Mar. 31, 2022	Jul. 19, 2021
Maximum common stock shares subject to forfeiture	450,000	450,000
Sponsor
Common stock shares that are no longer subject to forfeiture			450,000